Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 1,587,144	$ 2,378,281	$ 12,682,330	$ 7,452,129
Percentage of revenue	100.00%	100.00%	100.00%
CHINA | Compost III [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 111,778	$ 693,485	$ 2,884,364
Percentage of revenue	7.00%	29.20%	22.70%
CHINA | White Button Mushroom [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 393,648	$ 1,684,796	$ 5,858,322
Percentage of revenue	24.80%	70.80%	46.20%
HONG KONG | Mushroom Powder Seasonings [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,081,718		$ 3,939,644
Percentage of revenue	68.20%	(0.00%)	31.10%